Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

October 31, 2020 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2020, the value of the Fund’s investment in the Portfolio was $7,509,128 and the Fund owned 0.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$545,230
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,325	1,575,147

		$2,120,377

Education — 2.7%
Arizona State University, 5.00%, 7/1/35	$1,500	$1,958,250
Arizona State University, 5.00%, 7/1/36	1,000	1,299,700
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	237,912
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	693,063
Colorado School of Mines, 4.00%, 12/1/34	790	888,481
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,041,644
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,220,860
Florida Higher Educational Facilities Financing Authority, (Rollins College), 4.00%, 12/1/35	2,000	2,290,440
Florida Higher Educational Facilities Financing Authority, (Rollins College), 4.00%, 12/1/36	1,750	1,994,930
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	620,690
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,116,190
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	212,126
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	923,085
Saginaw Valley State University, MI, 5.00%, 7/1/27	500	612,905
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,223,330
University of Hawaii, 3.00%, 10/1/31	1,000	1,125,260
University of Hawaii, 3.00%, 10/1/34	2,500	2,724,175
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,010	1,130,675
Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,340,062
Western Michigan University, 5.00%, 11/15/24	300	347,961

		$23,001,739

Electric Utilities — 2.4%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,195,050
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	435,069
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,191,970
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	301,715
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	906,806
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	913,104
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/35	400	472,176
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/36	310	364,324
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	599,385
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	591,465
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	349,575
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	308,457

Security	Principal Amount (000’s omitted)	Value
Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34	$5,035	$6,213,996
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	294,725
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	294,025
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	293,443
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	352,146
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	468,680
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,309,930
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,750,560
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,165,780
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	348,975
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	288,000

		$20,409,356

Escrowed/Prerefunded — 0.1%
South Dakota Building Authority, Prerefunded to 6/1/24, 5.00%, 6/1/27	$635	$741,375
South Dakota Building Authority, Prerefunded to 6/1/25, 5.00%, 6/1/28	210	254,734
South Dakota Building Authority, Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	242,604

		$1,238,713

General Obligations — 31.9%
Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$836,857
Addison, TX, 5.00%, 2/15/26	270	298,593
Anchorage, AK, 5.00%, 9/1/24	250	294,120
Anchorage, AK, 5.00%, 9/1/25	100	121,674
Anchorage, AK, 5.00%, 9/1/27	780	941,171
Belding Area Schools, MI, 5.00%, 5/1/28	250	308,283
Belding Area Schools, MI, 5.00%, 5/1/30	250	307,220
Birmingham, AL, 5.00%, 12/1/25	1,050	1,280,128
Birmingham, AL, 5.00%, 12/1/27	2,460	3,134,630
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	1,400	1,690,290
Brookline, MA, 5.00%, 3/15/30	2,000	2,658,980
Brookline, MA, 5.00%, 3/15/31	4,075	5,383,116
Burlington, VT, 5.00%, 11/1/27	305	390,781
Burlington, VT, 5.00%, 11/1/29	235	311,796
Burlington, VT, 5.00%, 11/1/30	300	395,670
Burlington, VT, Series 2016A, 5.00%, 11/1/25	300	365,421
Burlington, VT, Series 2016A, 5.00%, 11/1/26	150	187,436
Burlington, VT, Series 2019A, 5.00%, 11/1/25	150	182,711
Burlington, VT, Series 2019A, 5.00%, 11/1/26	210	262,410
California, 4.00%, 9/1/26	320	383,066
California, 4.00%, 8/1/36	5,000	5,703,650
California, 5.00%, 8/1/24	1,390	1,630,678
California, 5.00%, 8/1/26	2,010	2,432,401
California, 5.00%, 8/1/32	1,590	1,949,753
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,085,940

Security	Principal Amount (000’s omitted)	Value
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	$1,000	$737,950
Clark County, NV, 3.00%, 11/1/36	3,830	4,138,468
Clark County, NV, 5.00%, 11/1/26	1,020	1,279,325
Collin County, TX, 5.00%, 2/15/25	1,605	1,919,371
Colonial School District, PA, 5.00%, 2/15/32	100	120,909
Colonial School District, PA, 5.00%, 2/15/33	200	241,398
Connecticut, 4.00%, 6/1/30	1,000	1,213,420
Connecticut, 4.00%, 6/1/31	1,500	1,806,780
Connecticut, 4.00%, 6/1/32	1,000	1,195,110
Connecticut, 4.00%, 6/1/33	600	711,516
Connecticut, 4.00%, 6/1/35	850	997,229
Connecticut, 4.00%, 6/1/36	1,000	1,166,970
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34(1)	3,250	3,698,760
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36(1)	1,000	1,129,250
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/32	650	806,696
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	122,691
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	791,041
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33(1)	1,500	1,716,375
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36(1)	2,500	2,822,275
Dallas, TX, 5.00%, 2/15/29	2,775	3,155,619
Dallas, TX, 5.00%, 2/15/31	3,615	3,968,222
Delaware, 5.00%, 1/1/27	2,020	2,567,258
Delaware, 5.00%, 2/1/29	1,000	1,296,520
Denton County, TX, 4.00%, 7/15/31	1,500	1,808,100
District of Columbia, 5.00%, 6/1/33	6,690	7,710,225
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	414,201
Dublin City School District, OH, 5.00%, 12/1/29	500	659,395
Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,091,342
Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,398,473
Flower Mound, TX, 5.00%, 3/1/27	510	631,033
Fort Bend Independent School District, TX, (PSF Guaranteed), 0.875% to 8/1/25 (Put Date), 8/1/50	2,000	2,017,140
Franklin County, OH, 4.25%, 12/1/35	1,100	1,178,760
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	455,332
Georgia, 5.00%, 2/1/32	1,000	1,243,210
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	611,550
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,047,310
Hawaii, 5.00%, 1/1/30	4,000	5,223,120
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,243,570
Homewood, AL, 5.00%, 9/1/28	2,000	2,470,780
Homewood, AL, 5.00%, 9/1/29	2,000	2,455,240
Honolulu City and County, HI, 3.00%, 9/1/31	510	561,571
Illinois, 5.00%, 9/1/27	12,035	13,209,135
Illinois, 5.00%, 3/1/28	2,000	2,046,400
Illinois, 5.00%, 4/1/29	1,190	1,243,752
Illinois, 5.00%, 3/1/34	6,000	6,097,560
Illinois, 5.00%, 3/1/35	1,000	1,015,600
Illinois, 5.50%, 5/1/30	5,500	6,290,295

Security	Principal Amount (000’s omitted)	Value
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	$1,000	$1,134,900
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	3,017,934
Lakeland, FL, 5.00%, 10/1/25	635	756,698
Lakeland, FL, 5.00%, 10/1/28	1,500	1,782,420
Lakeland, FL, 5.00%, 10/1/30	1,000	1,184,450
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	422,838
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,860,784
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,957,713
Los Angeles Unified School District, CA, 4.00%, 7/1/33(1)	2,500	3,002,750
Los Angeles Unified School District, CA, 4.00%, 7/1/36(1)	3,000	3,537,030
Lower Merion School District, PA, 4.00%, 11/15/30(1)	4,120	5,039,955
Lower Merion School District, PA, 4.00%, 11/15/31(1)	3,930	4,780,216
Maine, 5.00%, 6/1/30	2,900	3,947,799
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	235,992
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	356,388
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,207,260
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	621,572
Morris Township, NJ, 3.00%, 11/1/27	440	495,180
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	163,928
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	232,278
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	404,518
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	861,561
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,049,628
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	852,595
New Hampshire, 4.00%, 12/1/33	2,285	2,696,871
New York, NY, 5.00%, 8/1/29	10,000	12,941,000
Oregon, 2.25%, 12/1/24	1,000	1,070,020
Oregon, 2.35%, 6/1/25	165	178,086
Oregon, 2.40%, 12/1/25	1,050	1,139,995
Oregon, 2.50%, 6/1/26	1,070	1,171,158
Pasadena, TX, 4.00%, 2/15/28	500	571,440
Pasadena, TX, 4.00%, 2/15/29	150	171,228
Pasadena, TX, 4.00%, 2/15/30	500	569,165
Pasadena, TX, 4.00%, 2/15/31	650	736,970
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	989,870
Pennsylvania, 4.00%, 6/1/30	5,000	5,244,750
Pennsylvania, 4.00%, 6/15/31	235	259,250
Philadelphia, PA, 5.00%, 2/1/24	1,050	1,194,186
Philadelphia, PA, 5.00%, 2/1/26	1,150	1,395,030
Philadelphia, PA, 5.00%, 2/1/31	2,250	2,882,002
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,187,794
Plano Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/30	985	1,092,769
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,319,640
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	548,179
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	593,562
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	636,992
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	667,148
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	691,835
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	719,342

Security	Principal Amount (000’s omitted)	Value
Romeo Community Schools, MI, 5.00%, 5/1/30	$700	$857,262
Romulus, MI, 4.00%, 11/1/31	250	281,983
Romulus, MI, 4.00%, 11/1/32	100	112,022
Romulus, MI, 4.00%, 11/1/33	250	278,838
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,936,836
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	511,209
Scituate, MA, 3.00%, 10/1/32	610	691,191
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	344,760
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,384,140
South Texas College District, Prerefunded to 8/15/23, 5.00%, 8/15/30	1,295	1,453,184
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,316,656
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,264,340
St. Mary’s County, MD, 5.00%, 5/1/28	1,255	1,641,879
St. Mary’s County, MD, 5.00%, 5/1/30	1,245	1,697,383
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,139,195
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,253,580
Stamford, CT, 4.00%, 8/1/27	650	752,837
Sun Valley, ID, 5.00%, 9/15/25	755	925,154
Sun Valley, ID, 5.00%, 9/15/26	695	875,804
Texas, 4.00%, 8/26/21	10,000	10,307,400
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	641,314
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	557,505
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	592,340
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	615,293
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	632,429
Utah, 5.00%, 7/1/26	6,000	7,535,820
Virginia, 3.00%, 6/1/32(1)	2,000	2,319,600
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	738,828
Washington, 5.00%, 8/1/28	1,485	1,865,442
Washington, 5.00%, 8/1/29	1,400	1,754,144
Washington, 5.00%, 8/1/35	6,910	8,005,580
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	258,235
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,312,567
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	405,180
Williamson County, TX, 5.00%, 2/15/28	300	345,054
York County, PA, 5.00%, 6/1/27	1,225	1,452,005

		$275,894,680

Hospital — 13.7%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,750	$2,137,467
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/33	3,000	3,621,540
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	291,748
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	96,015
California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/36	3,000	3,429,360

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	$750	$918,840
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	40,273
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	398,493
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	116,687
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/34	2,000	2,457,000
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/35	3,000	3,672,090
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,923,700
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	180,893
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,773,190
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,623,060
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,123,210
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	1,815	1,967,024
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,327,040
Illinois Finance Authority, (Riverside Health System), 4.00%, 11/15/32	750	844,125
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	611,735
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,143,060
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,138,900
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.52%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	12,715	12,576,661
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,160,730
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	295,687
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	294,722
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	293,028
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,373,960
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,772,940
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,352,960
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.69%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	4,865	4,842,280
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,153,370
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	658,338
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	626,752
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	598,240
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	245	289,024
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/34	1,000	1,282,340
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/35	700	893,963
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/36	1,000	1,271,390
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,510,909

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	$500	$581,880
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	571,110
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,190,630
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	400	431,124
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	551,750
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,488,928
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	856,755
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	474,952
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	621,985
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	617,275
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,203,670
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	859,698
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	851,963
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	626,075
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	839,384
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	116,057
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,164,630
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,864,992
Public Finance Authority, WI, (Renown Regional Medical Center), 4.00%, 6/1/35	1,800	2,064,438
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/34	1,920	2,410,771
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/36	2,715	3,381,750
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,203,110
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	282,710
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	165,342
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	349,626
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	602,770
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	720,206
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,971,320
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,342,275
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	399,715

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	$300	$361,038
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	245,315
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	594,725
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	471,156
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	300	351,933
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,949,976
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	488,344

		$118,352,122

Housing — 1.8%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$154,963
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,086,750
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	820	827,765
Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/34	295	352,484
Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/35	440	523,763
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/33	525	631,123
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/34	240	286,766
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/35	285	339,255
New York City Housing Development Corp., NY, 2.65%, 11/1/27	870	930,987
New York City Housing Development Corp., NY, 2.80%, 5/1/29	655	698,033
New York City Housing Development Corp., NY, 2.85%, 11/1/29	300	319,524
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	190	201,058
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	239,738
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	242,786
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	150,079
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	118,481
New York Mortgage Agency, 2.30%, 10/1/30	1,000	1,046,870
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,097,950
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	116,343
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	517,426
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	988,974
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	1,022,727
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	273,555
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,546	1,730,917
Virginia Housing Development Authority, 2.55%, 5/1/27	630	668,720
Virginia Housing Development Authority, 3.80%, 12/1/35	785	877,740
Washington Housing Finance Commission, 2.25%, 6/1/25	105	111,385
Washington Housing Finance Commission, 2.30%, 12/1/25	130	138,814
Washington Housing Finance Commission, 2.40%, 6/1/26	105	112,177

		$15,807,153

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.5%
Northern Arizona University, (BAM), 5.00%, 6/1/31	$1,100	$1,430,968
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	1,065	1,314,018
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,231,300

		$3,976,286

Insured-Escrowed/Prerefunded — 0.0%(3)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$119,907

		$119,907

Insured-General Obligations — 0.9%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,179,822
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,566,103
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	634,766
New Britain, CT, (BAM), 5.00%, 3/1/25	135	159,975
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,983
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	532,449
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	378,053
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	810,281
Yonkers, NY, (BAM), Series 2019A, 5.00%, 5/1/31	1,000	1,270,110
Yonkers, NY, (BAM), Series 2019B, 5.00%, 5/1/31	1,200	1,524,132

		$8,061,674

Insured-Lease Revenue/Certificates of Participation — 0.8%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,596,429
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,474,998
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	301,452
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	120,030
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	472,684
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	235,780
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	476,658
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	366,235
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	437,559
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	743,412
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	378,395

		$6,603,632

Insured-Other Revenue — 0.5%
New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/33	$1,250	$1,549,613
New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/34	1,250	1,545,975
New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/35	1,000	1,231,480

		$4,327,068

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$508,792

		$508,792

Insured-Transportation — 1.4%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	$500	$592,580
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	377,267
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	440,760
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,222,640
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,518,038
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,991,138
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,931,915
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,962,865

		$12,037,203

Insured-Water and Sewer — 0.0%(3)
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$300,860

		$300,860

Lease Revenue/Certificates of Participation — 5.7%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,140,620
Aspen Fire Protection District, CO, 4.00%, 12/1/29	150	183,860
Aspen Fire Protection District, CO, 4.00%, 12/1/30	235	286,275
Aspen Fire Protection District, CO, 4.00%, 12/1/31	250	301,427
Aspen Fire Protection District, CO, 4.00%, 12/1/32	205	245,487
Broward County School Board, FL, 5.00%, 7/1/25	500	598,520
Broward County School Board, FL, 5.00%, 7/1/27	500	607,970
Broward County School Board, FL, 5.00%, 7/1/29	500	603,995
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,449,350
California Public Works Board, 5.00%, 11/1/29	1,000	1,241,610
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	620,360
Colorado Department of Transportation, 5.00%, 6/15/30	350	427,938
Colorado Department of Transportation, 5.00%, 6/15/31	310	377,512
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	598,155
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,817,800
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,791,400
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	244,058
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	150,158
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	631,741
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	673,985
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	708,211
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	731,203
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	756,056
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	525,612
Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.13%, 2/1/35(4)	5,000	5,000,000

Security	Principal Amount (000’s omitted)	Value
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	$1,495	$1,818,324
Medina City School District, OH, 5.00%, 12/1/24	300	352,926
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,710,883
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,416,780
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	995,945
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,212,050
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,243,820
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,311,493
Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,774,160
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,555,203
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	471,132
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	589,500
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,038,173
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,157,166
South Dakota Building Authority, 5.00%, 6/1/26	500	620,025
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,385,989

		$49,366,872

Other Revenue — 9.3%
Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,057,637
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/33	690	791,954
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/34	810	927,215
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/35	760	866,985
District of Columbia, (National Public Radio, Inc.), Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,236,920
District of Columbia, (National Public Radio, Inc.), Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,236,920
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	994,340
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	769,248
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	611,873
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	189,060
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,570,300
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,636,950
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,186,300
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,867,500
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/32	2,355	2,992,452
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	3,060,932
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	617,750
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	336,498

Security	Principal Amount (000’s omitted)	Value
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/2/24 (Put Date), 8/1/49	$2,500	$2,835,725
Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,178,220
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,504,861
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/27	200	242,796
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/28	250	307,535
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	325	403,754
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/31	250	308,688
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/32	550	674,641
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/33	300	366,258
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/34	300	365,316
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/35	700	848,841
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	1,085	1,190,440
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	3,000	3,305,580
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,340,105
San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,025,710
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,685,600
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	3,004,575
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,199,820

		$80,739,299

Senior Living/Life Care — 2.1%
Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,500,050
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/30	1,655	1,868,081
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	250	280,638
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	350	390,306
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/33	600	665,424
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/34	685	756,363
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/35	615	677,207
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	941,649
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	54,933
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	989,106
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	114,823

Security	Principal Amount (000’s omitted)	Value
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	$640	$644,006
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,160,059
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	259,810
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	283,840
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	236,252
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,046,480
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	645,750
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	679,584
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	225,474
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	281,188
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	163,829
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	109,497
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,201,849
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	54,481
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	135,355
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	241,468
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	230	253,432
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	739,564
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	269,975

		$17,870,473

Special Tax Revenue — 4.4%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	$500	$613,555
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 6/1/34	7,500	9,304,125
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	298,153
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,263,722
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,098,342
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,157,679
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,089,063

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	$735	$890,475
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	950	1,025,411
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	527,086
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/36	2,000	2,355,880
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,376,283
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	2,500	2,549,500
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,132,856
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,000	6,052,600
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/35	3,120	3,767,244
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/36	1,000	1,201,900
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,673
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	163,527
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,243,300

		$38,229,374

Transportation — 15.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,505,488
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,993,284
Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,537,954
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	200	231,264
Central Texas Regional Mobility Authority, 4.00%, 1/1/36(1)	1,490	1,708,315
Central Texas Regional Mobility Authority, 5.00%, 1/1/25(1)	2,000	2,290,560
Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/35	5,000	5,663,000
Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/36	3,500	3,946,985
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,213,950
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	174,878
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	174,210
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	578,930
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,154,770
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	125	143,633
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	7,500	9,294,075
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,601,648
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,752,692
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,214,230
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,206,450
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,070,844
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	1,040	1,179,516
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,535,058
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,738,274
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,505,636
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	592,500
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,181,710
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	883,125
Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,041,742
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	779,051
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	212,343
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	417,249

Security	Principal Amount (000’s omitted)	Value
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	$250	$286,000
Kentucky Turnpike Authority, 5.00%, 7/1/33	300	324,285
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,860	6,232,367
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	1,070	1,099,168
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	423,590
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/25	5,000	5,352,850
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,815	6,291,830
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	181,668
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 2/1/24	4,000	4,523,200
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/26	3,000	3,704,820
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/29	550	643,659
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/30	400	465,764
Pennsylvania Turnpike Commission, 5.00%, 12/1/34	250	325,155
Pennsylvania Turnpike Commission, 5.00%, 12/1/35	500	644,125
Pennsylvania Turnpike Commission, 5.00%, 12/1/36	1,165	1,492,831
Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,605	1,853,647
Port Authority of New York and New Jersey, 5.00%, 9/1/34	3,595	4,504,894
Port of Seattle, WA, 5.00%, 3/1/25	150	174,417
Port of Seattle, WA, 5.00%, 3/1/27	250	288,132
Port of Seattle, WA, 5.00%, 3/1/29	250	285,595
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	275,936
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/31	370	455,337
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,697,266
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	372,870
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	815,113
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	737,454
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	450	551,529
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	618,730
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	292,710
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	17,791,632
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,602,054
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,224,201
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,996,100
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	810,530

		$131,862,823

Water and Sewer — 4.1%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$360,489
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	136,902
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	118,944
Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/28	1,250	1,640,075
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,797,855
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	677,143

Security	Principal Amount (000’s omitted)	Value
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	$1,000	$1,160,270
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,192,723
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	745,602
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	617,885
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	681,114
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	757,489
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,223,040
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	629,582
Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	8,741,754
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31(1)	2,660	3,088,260
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/32(1)	2,005	2,297,650
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	595,700
Winston-Salem, NC, Water and Sewer System Revenue, 5.00%, 6/1/26	5,000	6,259,450
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	620,620
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	674,911

		$35,017,458

Total Tax-Exempt Investments — 97.9% (identified cost $801,639,573)		$845,845,861

Other Assets, Less Liabilities — 2.1%		$18,495,419

Net Assets — 100.0%		$864,341,280

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 2.3% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(3)	Amount is less than 0.05%.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

The Portfolio did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$845,845,861	$—	$845,845,861
Total Investments	$—	$845,845,861	$—	$845,845,861

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.